Revenue	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Revenue
24	REVENUE

	2022	2021	2020
	S$’000	S$’000	S$’000
Over time
Omnichannel CX solutions	384,184	334,047	273,174
Sales and digital marketing	166,506	114,718	66,235
Content, trust and safety	109,496	103,538	92,452
Other business process services	2,474	2,387	2,380

	662,660	554,690	434,241

At a point in time
Other services	1,460	508	482

	664,120	555,198	434,723

During the year ended December 31, 2022, the Group’s “content monitoring and moderation” services were renamed as “content, trust and safety” services (see Note 35).